ORGANZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT	The assets’ estimated lives used in computing depreciation for property, plant and equipment are as follows:
Medical equipment	5 years

SCHEDULE OF PROPERTY AND EQUIPMENT

As of December 31, 2025 and 2024, property and equipment consisted of the following:

	December 31,
	2025	2024
Medical equipment	$2,995	$2,995
Total	2,995	2,995
Less, accumulated depreciation	(2,995)	(2,995)
Equipment, net	$-	$-